NOTES PAYABLE (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Feb. 15, 2017	Jan. 15, 2017	Apr. 20, 2016	Mar. 31, 2016	Feb. 28, 2014
Convertible Notes Payable, Current		$ 483,333	$ 483,333				$ 0
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%	6.00%
Debt Instrument, Face Amount		$ 1,500,000	$ 1,500,000
Debt Instrument, Maturity Date			Mar. 31, 2017
Imt Notes [Member]
Debt Instrument Demand Deferral Minimum Capital Proceeds Required	$ 15,000,000
Notes Payable						$ 324,894
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Interest Expense, Debt		2,367	$ 3,467
Imt Notes [Member] | Director [Member]
Notes Payable		149,688	149,688
Promissory Note [Member]
Notes Payable								$ 200,000
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Interest Expense, Debt		5,041	13,973
First Tranches [Member] | Convertible Debt [Member]
Debt Instrument, Face Amount		$ 500,000	$ 500,000
Second Tranches [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount					$ 500,000
Third Tranches [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount				$ 500,000